Debt (Tables)	12 Months Ended
Dec. 27, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Our long-term debt consists of the following at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013	Maturity Date	Fixed Interest Rate	Payment Period
	(in millions)
Senior unsecured notes	$1,000	$1,000	June 4, 2015	1.625%	Semiannually
Senior unsecured notes	400	400	June 15, 2015	7.550%	Semiannually
Senior unsecured notes	1,000	1,000	June 5, 2017	2.250%	Semiannually
Senior unsecured notes	1,035	1,035	August 23, 2018	6.125%	Semiannually
Senior unsecured notes	900	900	February 10, 2020	5.375%	Semiannually
Senior unsecured notes	2,000	2,000	June 6, 2022	3.500%	Semiannually
Senior unsecured notes	878	878	January 26, 2039	6.875%	Semiannually
Senior unsecured notes	787	787	February 9, 2040	6.500%	Semiannually
Senior unsecured notes	2,000	2,000	June 4, 2042	5.000%	Semiannually
Capital lease obligations	30	31
Other	2	(51)
Total debt	10,032	9,980
Current portion of long-term debt	(1,405)	(4)
Total long-term debt	$8,627	$9,976

Aggregate Maturities of Long-term Debt	At December 27, 2014, aggregate maturities of our long-term debt were (in millions):

2015	$1,406
2016	6
2017	1,006
2018	1,039
2019	3
Thereafter	6,616